UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

Name of Registrant: MH Elite Portfolio of Funds, Inc.

Address of Registrant: 220 Russell Avenue
                       Rahway, NJ 07065

Name and address of agent for service: Harvey Merson
                                            or
                                       Jeff Holcombe
                                       220 Russell Avenue
                                       Rahway, NJ 07065

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2005 - June 30, 2005

Item 1: Reports to Shareholders




                     MH Elite Portfolio of Funds, Inc.
                           220 Russell Avenue
                        Rahway, New Jersey 07065
                            1-800-318-7969
                           www.mhelite.com


Dear Shareholder:

We are pleased to present our combined semi annual report for the MH Elite Small Cap Fund of Funds and the MH Elite Fund of Funds.

During the first quarter of 2005 stock prices retreated as incomes, consumer spending, energy prices and interest rates all rose under the watchful eye of Fed policymakers monitoring economic growth and inflation. A pendulum effect in consumer confidence sparked a rally in stock prices in May and June. Early in the year consumer confidence (actually, a lack thereof) slowed the economy as inflation pressures mounted. Then in April, while the labor market continued to improve, consumers went on a shopping spree signaling this year's economic slowdown was short lived.

We believe the economic pendulum will swing back again as oil prices continue to climb to record highs and interest rates appear to be heading higher. Before year end, consumer confidence will most likely decline as consumers become discouraged by the cost of filling up at the gas station, the impact of higher short term interest rates on consumer credit (i.e. credit card interest, car loans, adjustable rate and interest only mortgages) and the number of U.S. casualties rising on a daily basis in Iraq. Even with those negatives, there are still enough positives in the fundamentals of the economy and corporate earnings to weather the unpredictable ebb and flow of consumer confidence for the markets to end the year in positive territory.

For the first six months of 2005, MH Elite Small Cap Fund of Funds was down
1.9% versus a 1.3% decline in the Russell 2000 index of small cap stocks.
Our best month so far in 2005 also happened to be our worst. Despite being up 5% in May we trailed the Russell 2000 index by 1.5%, our poorest showing relative to our benchmark. Our exposure to micro cap funds over the past year has hindered our performance versus the small cap index. The average market capitalization of the Russell 2000 index as of June 30, 2005 was $896 million. The average market capitalization of MH Elite Small Cap Fund of Funds was $654 million. In May we reduced our exposure to micro cap funds and added to the portfolio, Harbor Small Cap Value, Keeley Small Cap Value and Stratton Small Cap Value, all of which have average market caps above $900 million. We received strong performances from RS Partners (4.0%) and Wasatch Micro Cap (5.1%). Our biggest disappointments year to date are Fifth Third Micro Cap Value (-7.9%), Bridgeway Ultra Small Co. Market (-4.6%), Royce Value Plus (-5.4%), Royce Opportunity (-3.3%) and William Blair Small Cap Growth (-4.2%). To emphasize the recent swings in the mood of the market, Royce Value Plus and William Blair Small Cap Growth were two of our top three performers in 2004.

MH Elite Fund of Funds was up .6% for the first six months of the year outperforming the -.8% return of the S&P 500 index and the .1% return of the Russell 1000 index. We received strong performances from Artisan Mid Cap Value (10.1%) and Hotchkis and Wiley Mid Cap Value (4.5%). Calamos
Growth (-4.1%) and the Jensen Fund (-2.9%) were our poorest performers over the last six months. New additions to the portfolio were Primecap Odyssey Growth, Schneider Value, Brandywine Blue and TCW Galileo Dividend Focused. Based on a combination of poor performance, manager changes and style drift, Victory Diversified Stock, Thompson Plumb Growth, Bridgeway Large Cap Growth, Chesapeake Core Growth, Pimco PEA Value and Delaware American Services were removed from the portfolio.

We appreciate the trust all of you have placed in our management and we would like to extend a special welcome to all new shareholders.





							Sincerely,


                                                        /s/Harvey Merson
							Harvey Merson
							President

Past Performance is no guarantee of future results. The Fund's average annual total return assumes reinvestment of all dividends and capital gain distributions. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

                       MH Elite Portfolio of Funds, Inc.

                         MH Elite Fund of Funds
                    Underlying Fund Diversification
                          June 30, 2005 (Unaudited)


               Investment Category of Underlying Funds
                     (as a % of Fund assets)

Large Cap Value          %          Large Cap Blend      %            Large Cap Growth           %
---------------------------------------------------------------------------------------------------
Dodge and Cox Stock	6.1	Cambiar Opportunity	7.1	Primecap Odyssey Growth         6.7
                                Inst CL
---------------------------------------------------------------------------------------------------
ICAP Select Equity 	5.0	Mairs & Power Growth	6.1	American Funds Growth 	        6.4
                                                                Fund of America CL F
---------------------------------------------------------------------------------------------------
Excelsior Value and     5.0     Quaker Strategic Growth 6.0     Brandywine Blue                 6.0
Restructuring                   CL A
---------------------------------------------------------------------------------------------------
Hotchkis & Wiley Large  4.9                                     American Funds Amcap CL F       3.5
Large Cap Value CL A
---------------------------------------------------------------------------------------------------
TCW Galileo Dividend    4.5	     	                        Jensen Portfolio                3.3
Focused CL N
---------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------
     Mid Cap Value       %          Mid Cap Blend        %                Mid Cap Growth         %
---------------------------------------------------------------------------------------------------
Hotchkis & Wiley        5.3     Artisan Mid Cap Value   5.0     Calamos Growth CL A             4.7
Mid Cap Value CL A
---------------------------------------------------------------------------------------------------
                                Scheider Value          4.4     Wasatch HerItage Growth         3.6
---------------------------------------------------------------------------------------------------
                                Meridian Value          3.6
---------------------------------------------------------------------------------------------------


               Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

                                 Value     Blend   Growth
                                  31%       39%      27%

                  Short-Term Securities and Other Assets - 3%

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                     Schedule of Portfolio of Investments
                              June 30, 2005 (Unaudited)


   Mutual Funds (97.4%)                          Quantity        Value

     Cambiar Opportunity Inst CL	            19,496   $   330,075
     Primecap Odyssey Growth                        27,783       307,284
     American Funds Growth Fund of America CL F     10,672       295,617
     Dodge & Cox Stock                               2,186       283,108
     Mairs & Power Growth                            4,037       280,050
     Quaker Strategic Growth CL A	            12,363	 277,429
     Brandywine Blue                                 9,609       276,365
     Hotchkis and Wiley Mid Cap Value CL A           8,655       245,889
     Excelsior Value and Restructuring               5,391       233,119
     Artisan Mid Cap Value                          12,372       232,599
     ICAP Select Equity                              6,574       230,601
     Hotchkis and Wiley Large Cap Value CL A         9,694       226,750
     Calamos Growth CL A                             4,274       217,193
     TCW Galileo Dividend Focused CL N              18,163       207,602
     Schneider Value                                10,116       201,922
     Meridian Value                                  4,418       168,387
     Wasatch Heritage Growth                        15,004       167,890
     American Funds Amcap CL F                       8,889       160,714
     Jensen Portfolio                                6,470       152,424

     Total Mutual Funds (Cost $ 4,172,238)                     4,495,018
                                                             -----------

   Short-Term Securities (0.5%)

     TD Waterhouse Money Market                                   23,343
                                                             -----------

   Total Investments in Securities (Cost  $ 4,195,581)         4,518,361

   Other Assets - net (2.1%)                                      98,680

                                                             -----------
   Net Assets - (100%)                                       $ 4,617,041
                                                             ===========

The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                      Statement of Assets and Liabilities
                           June 30, 2005 (Unaudited)


Assets


Investments in securities at value (Cost $ 4,195,581)        $ 4,518,361
Cash in banks                                                     98,680
                                                             -----------
        Total Assets                                           4,617,041
                                                             -----------
Liabilities

        Total Liabilities                                              -
                                                             -----------
Net Assets                                                   $ 4,617,041
                                                             ===========

        Capital Stock, par $.01 (10,000,000 authorized,
                issued and outstanding - 848,363)            $     8,484
        Additional paid-in capital                             4,285,778
        Net unrealized appreciation on investments               322,779
                                                             -----------
                Net Assets                                   $ 4,617,041
                                                             ===========

Net asset value per share                                    $      5.44









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                           Statement of Operations
             For The Six Months Ended June 30, 2005 (Unaudited)

Investment income

     Dividend income from underlying funds             $    6,923
     Interest                                                 450
                                                       ----------
           Total Investment Income                          7,373
                                                       ----------

Expenses
     Investment advisory fees (note 2)                     21,767
     Administrative service fees                            5,442
                                                       ----------
           Total Expenses                                  27,209
                                                       ----------
Net investment loss                                       (19,836)
                                                       -----------

Realized and unrealized gain/(loss) on investments

     Capital gain distributions from underlying funds       3,273
     Net realized gain/(loss) from investments             26,895
     Net change in unrealized appreciation
        on investments                                     20,435
                                                       ----------
     Net realized and unrealized gain on investments       50,603
                                                       ----------

Net increase in net assets resulting from operations   $   30,767
                                                       ==========









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                     Statement of Changes in Net Assets
           For The Six Months Ended June 30, 2005 (Unaudited) and
                    For The Year Ended December 31, 2004

                                                        June 30,
                                                          2005
                                                      (Unaudited)         2004
                                                   -----------------------------
Increase (decrease) in net assets from operations
  Net investment loss                               $    (19,836)   $   (20,587)
  Net realized gain on investments                        26,895        (25,704)
  Capital gain distributions from underlying funds         3,273         55,595
  Change in unrealized appreciation on investments        20,435        302,344
                                                   -----------------------------
  Net increase (decrease) in net assets
     resulting from operations                            30,767        311,648


Distributions to shareholders                                  -        (29,891)

Capital share transactions (note 5)                      377,486      3,927,031
                                                   -----------------------------
Net increase (decrease) in net assets                    408,253      4,208,788

Net assets at beginning of period                      4,208,788              -
                                                   -----------------------------
Net assets at end of period                         $  4,617,041    $ 4,208,788
                                                   =============================








The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                       Underlying Fund Diversification
                             June 30, 2005 (Unaudited)

                     Investment Category of Underlying Funds
                           (as a % of Fund assets)

Small Cap Value          %           Small Cap Blend       %      Small Cap Growth           %
---------------------------------------------------------------------------------------------------
N/I Numeric Investors   8.4      RS Investment Partners   8.2    William Blair Small Cap    6.7
Small Cap Value                                                    Growth CL N
Royce Opportunity       5.7      Munder Small Cal Value   6.4    Bjurman-Barry Micro-Cap    6.4
                                   CL A                            Growth
Fifth Third FDS Micro   5.5      Bridgeway Ultra Small    6.2    Wasatch Micro Cap          6.0
Cap Value CL A                     Company Market
James Advantage Small   3.9      Bogle Small Cap Growth   5.7    Royce Value Plus           5.9
Cap
Keeley Small Cap Value  3.1      Perritt Micro Cap        4.7
                                   Opportunities
                                 Stratton Small Cap Value 4.5
                                 Harbor Small Cap Value   4.1
                                 Wasatch Small Cap Value  3.7
                                 Royce                    3.1

            Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund



                           Value   Blend   Growth
                            28%     38%     32%





             Short-Term Securities and Other Assets - 2%






The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                     Schedule of Portfolio of Investments
                              June 30, 2005 (Unaudited)

      Mutual Funds  (97.9%)                    Quantity       Value

        N/I Numeric Investors Small Cap Value   21,810   $   430,529
        RS Investment Partners                  11,721       423,829
        William Blair Small Cap Growth CL N     13,916       343,037
        Munder Small Cap Value CL A             12,480       330,976
        Bjurman-Barry Micro-Cap Growth          10,929       330,593
        Bridgeway Ultra Small Company Market    18,685       316,889
        Wasatch  Micro Cap                      42,511       309,476
        Royce Value Plus                        29,418       304,478
        Bogle Small Cap Growth                  10,938       292,705
        Royce Opportunity                       22,720       292,400
        Fifth Third FDS Micro Cap Value CL A    28,125       282,377
        Perritt Micro Cap Opportunities          8,828       241,450
        Stratton Small Cap Value                 5,454       230,338
        Harbor Small Cap Value                  10,639       209,373
        James Advantage Small Cap                9,872       201,974
        Wasatch Small Cap Value                 34,098       189,246
        Keeley Small Cap Value                   4,137       158,522
        Royce Value                             18,450       157,934
                                                         -----------
        Total Mutual Funds (Cost $ 4,016,655)            $ 5,046,126
                                                         -----------
      Short-Term Securities (1.1%)

        TD Waterhouse Money Market                            56,210
                                                         -----------
      Total Investments in Securities (Cost $ 4,072,865)   5,102,336

      Other Assets - net (1.0%)                               51,833
                                                         -----------
      Net Assets - (100%)                                $ 5,154,169
                                                         ===========






The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                     Statement of Assets and Liabilities
                          June 30, 2005 (Unaudited)

Assets

Investments in securities at value (Cost $ 4,072,865)       $ 5,102,336
Cash in banks                                                    51,833
                                                            -----------
        Total Assets                                          5,154,169
                                                            -----------
Liabilities

        Total Liabilities                                             -
                                                            -----------

Net assets                                                  $ 5,154,169
                                                            ===========

        Capital Stock, par $.01 (10,000,000
          authorized, issued and
            outstanding - 710,730)                          $     7,107
        Additional paid-in capital                            4,117,591
        Net unrealized appreciation on investments            1,029,471
                                                            -----------

                Net Assets                                  $ 5,154,169
                                                            ===========

Net asset value per share                                   $      7.25
                                                            ===========











The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                           Statement of Operations
             For The Six Months Ended June 30, 2005 (Unaudited)

Investment Income

        Dividend income from underlying funds                    $        -
        Interest                                                        236
                                                                 -----------
                Total Investment Income                                 236
                                                                 ----------
Expenses
        Investment advisory fees (note 2)                            25,073
        Administrative service fees                                   6,268
                                                                 -----------
                Total Expenses                                       31,341
                                                                 -----------
Net investment loss                                                 (31,105)
                                                                 -----------
Realized and unrealized gain on investments

        Capital gain distributions from underlying funds              1,644
        Net realized gain from investments                           55,443
        Net change in unrealized depreciation on investments       (119,933)
                                                                 -----------
        Net realized and unrealized gain on investments             (62,846)
                                                                 -----------
Net increase in net assets resulting from operations             $  (93,951)
                                                                ============







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                      Statement of Changes in Net Assets
             For The Six Months Ended June 30, 2005 (Unaudited) and
                     For The Year Ended December 31, 2004


                                                       June 30,
                                                         2005             2004
                                                     (Unaudited)
                                                  ------------------------------
Increase (decrease) in net assets from operations
     Net investment loss                           $    (31,105)   $    (54,085)
     Net realized gain on investments                    55,443         219,652
     Capital gain distributions from
       underlying funds   3                               1,644         336,918

     Change in unrealized appreciation
       (depreciation) on investments                   (119,933)        258,960
                                                  -----------------------------
     Net increase (decrease) in net assets
       resulting from operations                        (93,951)        761,445

Distributions to shareholders                                 -        (494,934)

Capital share transactions (note 5)                      63,446        (316,273)
                                                  -----------------------------
Net increase (decrease) in net assets                   (30,505)        (49,762)

Net assets at beginning of period                     5,184,674       5,234,436
                                                  -----------------------------
Net assets at end of period                         $ 5,154,169     $ 5,184,674
                                                  =============================







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       June 30, 2005 (Unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds, Inc. is an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933. MH Elite Portfolio of Funds, Inc. was also organized as a corporation in New Jersey on October 20, 1997. MH Elite Portfolio of Funds, Inc. offers two funds to investors; MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds. The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, and the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004. The Funds acts as their own custodian.

The primary objective of the Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

        The following is a summary of the Funds' significant accounting policies:

        Underlying Fund Valuation - Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

        Federal Income Taxes - The Funds intend to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

        Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       June 30, 2005 (Unaudited)

2. INVESTMENT ADIVSORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the 'Adviser') furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds. Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser. Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of 1.00% of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund's average daily net assets and are as follows:
Management fees of 1.00% and other expenses of .25% for total fees of 1.25%. Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement. Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Fund. The expenses incurred by the Fund that exceed 1.25%
will be paid by the Adviser.  The Funds will not pay  any   expenses   in
excess   of   1.25%.

For the period ended June 30, 2005 (Unaudited) the management fees for each Fund were:

        MH Elite Small Cap Fund of Funds	$ 25,073
	MH Elite Fund of Funds			$ 21,767

For the period ended June 30, 2005 (Unaudited) other expenses for each Fund were:

        MH Elite Small Cap Fund of Funds	$  6,268
	MH Elite Fund of Funds			$  5,442









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
                          June 30, 2005 (Unaudited)


3. PURCHASE AND SALE OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the period ended June 30, 2005 (Unaudited) aggregated for each Fund was:

	                                    Purchases	      Sales
                                         ---------------------------
MH Elite Small Cap Fund of Funds	 $  1,026,644	$  1,003,882
MH Elite Fund of Funds             	 $  1,640,196	$    988,001

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes. At June 30, 2005 (Unaudited), on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	                                   Appreciation	     Depreciation
                                        -----------------------------------
MH Elite Small Cap Fund of Funds         $  1,029,471       $          0
MH Elite Fund of Funds                   $    325,218       $      2,439


4.INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of June 30, 2005 (Unaudited), the components of distributable earnings on a tax basis for each Fund are as follows:
                                         MH Elite Small Cap        MH Elite
                                           Fund of Funds         Fund of Funds
                                    -------------------------------------------
Undistributed ordinary income          $             -          $           -
Undistributed long-term capital gain   $             -	        $           -
Unrealized appreciation	               $     1,029,471	        $     322,779

The tax character of distributions paid by the Funds during the years ended December 31, 2004 and 2003 are as follows:

	                       MH Elite Small Cap 	MH Elite Fund of Funds
                                 Fund of Funds
                                  2004      2003           2004          2003
Ordinary income               $ 117,115         -               -             -
Long-term capital gain        $ 377,819         -        $ 29,891             -




The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                         June 30, 2005 (Unaudited)

5. CAPITAL SHARE TRANSACTIONS

As of June 30, 2005 (Unaudited), 10,000,000 shares of $0.01 par value capital stock were authorized. Transactions in capital stock for each Fund are as follows:

                                          MH Elite Fund of Funds

                          For the six months ended        For the year ended
                          June 30, 2005 (Unaudited)       December 31, 2004

                          Shares           Amount        Shares       Amount
                          ------           ------        ------       ------
Shares Sold                71,590       $  381,986      801,691     $4,043,235
Shares issued in
  reinvestment of
    distributions               -                -        5,523         29,891
                        ---------       ----------      --------    -----------
                           71,590          381,986      807,214      4,073,126


Shares redeemed              (868)          (4,500)     (29,572)      (146,095)
                         ---------       ----------     --------    -----------

Net increase/(decrease)     70,722      $  377,486      777,642     $3,927,031
                         =========      ===========     ==+=====    ===========


                              MH Elite Small Cap Fund of Funds

                          For the six months ending       For the year ended
                          June 30, 2005 (Unaudited)       December 31, 2004

                          Shares           Amount        Shares       Amount
                          ------           ------        ------       ------
Shares Sold                45,980       $  323,898      196,602     $1,442,950
Shares issued in
  reinvestment of
    distributions               -                -       66,975        494,934
                        ----------      -----------    --------     ----------
                           45,980          323,898      263,577      1,937,884


Shares redeemed           (37,012)        (260,452)    (303,250)    (2,254,157)
                         ---------       ----------    ---------    -----------

Net increase/(decrease)     8,968       $   63,446      (39,673)    $  (316,273)
                         =========      ===========    =========    ============




The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.
                           MH Elite Fund of Funds
                              Financial Highlights
     For a share of capital stock outstanding throughout the period


                     For the six    For the period
                       months        January 13,
                     ending June      2004 to
                       30, 2005     December 31,
                     (Unaudited)      2004 (b)
                       ----------------------------
PER SHARE DATA:

Net asset value,
beginning of period    $  5.41     $  5.00
-------------------------------------------
Income from
Investment Operations:

Net Investment Income    (0.02)      (0.03)

Net Realized and
Unrealized Gain (Loss)
on Investments            0.05        0.48
                        -------    --------
Total Income (Loss)
from Investment
Operations                0.03        0.45

Less Distributions           -       (0.04)
-------------------------------------------


Net asset value,
end of period          $  5.44     $  5.41
-------------------------------------------

Total Return              0.55%       9.00%
-------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)      $ 4,617     $ 4,208
                       ========    ========
Ratio of Expenses to
Average Net Assets   (a)  1.24%  (a)  1.32%

Ratio of Net Investment
Income to Average
Net Assets           (a) -0.91%  (a) -0.70%

Portfolio turnover
rate (%)                 23.57%      11.50%
--------------------------------------------





 (a) Anualized
 (b) Commencement of operations began on January 13, 2004







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                     MH Elite Small Cap Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period


                     For the six
                       months
                     ending June
                       30, 2005                   For the years ended December 31,
                     (Unaudited)    2004          2003        2002        2001        2000
                       --------------------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period    $  7.39     $  7.06      $  4.86    $   6.28    $  5.81    $   6.04
-------------------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment Income    (0.04)      (0.08)       (0.04)      (0.06)     (0.05)      (0.04)
Net Realized and

Unrealized Gain (Loss)
on Investments           (0.10)       1.19         2.24       (1.36)      0.52        0.13
                        -------    --------     --------   ---------   --------   ---------
Total Income (Loss)
from Investment
Operations               (0.14)       1.11         2.20       (1.42)      0.47        0.09

Less Distributions           -       (0.78)           -           -          -       (0.32)
-------------------------------------------------------------------------------------------


Net asset value,
end of period          $  7.25     $  7.39      $  7.06    $   4.86    $  6.28    $   5.81
-------------------------------------------------------------------------------------------

Total Return             -1.89%      15.72%       45.27%     (22.60%)     8.09%       1.50%
-------------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)      $ 5,154     $ 5,185      $ 5,234    $  1,940    $  2,214   $  1,571
                       =======     =======      =======    ========    ========   ========
Ratio of Expenses to
Average Net Assets   (a)  1.23%       1.23%        1.23%       1.23%       1.24%      1.30%

Ratio of Net Investment
Income to Average
Net Assets           (a) -1.22%      -1.16%       -1.14%      -1.54%      -0.93%    -75.00%

Portfolio turnover
rate (%)                 20.14%      33.60%       53.14%      36.50%      25.00%     50.00%
-------------------------------------------------------------------------------------------





 (a) Anualized

The accompanying notes are an integral part of these financial statements.

                         MH Elite Portfolio of Funds, Inc.

                              ADDITIONAL INFORMATION
                             June 30, 2005 (Unaudited)

                            PROXY VOTING GUIDELINES

MH Investment Management Incorporated, the Funds Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 1-800-318-7969.


                         SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds Forms N-Q will be available on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-318-7969.


BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On December 9, 2004, the non-interested Board of Directors of the Funds approved the continuation of the advisory agreement for an additional year with MH Investment Management Inc. Materials provided to and discussed with the Board contained information, including comparative fund information relating to performance, advisory fees and other expenses, with respect to numerous factors, including the following:

     - The background, education and experience of the Advisor's personnel
     - Investment strategies and decision making processes
     - The nature, extent and quality of the services to be provided by the investment adviser
     - Investment performance of the Funds
     - Compensation to the adviser and analysis of the adviser's profitability with respect to the Funds
     - Financial condition and stability of the adviser
     - Possible conflicts of interest between the adviser and the Funds
     - Overall fund expenses and expense ratios of the Funds

                              MH Elite Portfolio of Funds, Inc.

                                  June 30, 2005 (Unaudited)

The Board considered the scope and quality of services provided by the Advisor. Services provided by the Advisor include all operations of the Funds including portfolio management, transfer and shareholder services. Only accounting, auditing and legal services are outsourced by the adviser. Based on the fees available and paid to the adviser, the Board concluded that management fees are fair and reasonable with respect to the quality of service provided and in light of other factors that the Board deemed relevant to the structure of the Funds. The Board,to factor in economies of scale as the Funds grow, will reexamine the current fee structure when the Funds' assets reach at least 35 million. Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Funds.

The Board compared the performance of the Funds to benchmark indices over various periods of time and concluded the performance of the Funds warranted the continuation of the advisory agreement.

The Board was advised the Funds have no soft dollar arrangements with any third parties and transaction fees, when applicable in the buying and selling of underlying funds, are paid by the adviser.


                                    EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds and/or
MH Elite Fund of Funds, you incur two types of costs: (1) management fees and (2) other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005 (Unaudited).

                               ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled 'Expenses Paid During Period' to estimate the expenses you paid on your account during this period.

                              MH Elite Portfolio of Funds, Inc.

                                  June 30, 2005 (Unaudited)

          HYPOTHETICAL EXAMPLE FOR COMPARISION PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds.
To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                  Beginning Account        Ending Account Value        Expenses Paid During
                                  Value January 1, 2005    June 30, 2005 (Unaudited)      the Period*
                                                                                         January 1, 2005 to
                                                                                         June 30, 2005
                                                                                          (Unaudited)
                                 ------------------       --------------------         ---------------------
Actual - MH Elite Fund of Funds        $1,000                    $1,006                         $6.27
Actual - MH Elite Small Cap
         Fund of Funds                 $1,000                    $  981                         $6.19
Hypothetical (5% return
              before expenses)         $1,000                    $1,025                         $6.33


* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                         Board of Directors Information
          MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds
                               June 30, 2005 (Unaudited)


The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors. Information pertaining to the Directors of the Funds is set forth below. The Statement of Additional Information includes additional information about the Funds' Directors, and is available without
charge, by calling 1-800-318-7969.   Each director may be contacted by writing
to the director c/o MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065.


Independent Directors

                             Vincent Farinaro
                             ----------------

Vincent Farinaro is a Director of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since September 1998. Vincent Farinaro consults part time to the Converted Paper Products, a manufacturer of paperboard and boxes. Mr. Farinaro consults on all aspects of production, sales, and distribution.

                               Howard Samms
                               ------------

Howard Samms is a Director and the Chairman of the Board of Directors of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since September 1998. Mr. Samms is a Finance Department Director for Johnson and Johnson Healthcare Systems and is responsible for all financial requirements of the Johnson and Johnson Healthcare Systems, to include monthly reporting, budget development and implementation, capital investment decisions and related asset management functions.

                               Jerome Stern
                               ------------

Jerome Stern is a Director of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since
September 1998.   Jerome Stern has a BA Degree in chemistry from
St. Peters College. After a brief career in the laboratory of National Starch Products he turned his attention to sales. In
1957 Mr. Stern formed his own chemical distributorship as President and CEO. After 25 years of operation, he sold the company in 1982 to become sales consultant to a chemical and equipment manufacturer before retiring in 1992.

             MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds
                              June 30, 2005 (Unaudited)



                                  Tice Walker
                                  -----------

Tice Walker is a Director of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since August 2003. Mr. Tice Walker is an Assistant Vice President at American Re-Insurance. He is a Fellow of the Casualty Actuarial Society and is a member of the American Academy of Actuaries. He has over ten years of experience in insurance, reinsurance and financial consulting.


Interested Director

                                   Jeff Holcombe
                                   -------------

Jeff Holcombe is a Director of the Fund, and Vice President of MH Investment Management, Inc., adviser to the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since September 1998.

Jeff Holcombe is a Director of Development at Telcordia Technologies, Inc.. He is responsible for the planning, design, and development of software systems for the telephony industry.

Item 2. Code of Ethics

   Not applicable for filing of Semi-Annual Report to Shareholders.

Item 3. Audit Committe Financial Expert

  Not applicable for filing of Semi-Annual Report to Shareholders.

Item 4. Principal Accountant Fees and Services

   Not applicable for filing of Semi-Annual Report to Shareholders.

Item 5.  Audit Committee of Listed Registrants

  Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

  Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES. Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS. There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits


  The folowing exhibits are attached to this Form N-CSR:

     Exhibit 10(a) Not applicable for filing of Semi-Annual Report to Shareholders.

     Exhibit 10(b)(1) Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c)     Certification of Chief Executive Office and
                       Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.



                                   SIGNATURES


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 22th day of August, 2005.


                                       MH Elite Portfolio of Funds, Inc.

                                       /s/ Harvey Mersion
                                       --------------------------------
                                       Harvey Merson
                                       President
                                       (Principal Executive Office)

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 22th day of August, 2005.


                                       /s/ Jeff Holcombe
                                       ---------------------------------
                                       Jeff Holcombe
                                       Vice President
                                       (Principal Financial Office)